Supplement to the
Fidelity® California Municipal Income Fund
April 29, 2024
Summary Prospectus

Effective August 1, 2024, the fund's supplemental benchmark will be replaced with the Bloomberg California 4+ Year Enhanced Municipal Linked Index.
CFL-SUSTK-0824-102 1.9880521.102	August 1, 2024
Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Summary Prospectus

Effective August 1, 2024, the fund's supplemental benchmark will be replaced with the Bloomberg California 4+ Year Enhanced Municipal Linked Index.
ASCM-SUSTK-0824-105 1.9880519.105	August 1, 2024